Risk Report - Credit Risk Exposure - Credit Risk Profile by Industry Sector (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018
Total | Credit Risk Profile [Domain Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		€ 1,593		€ 1,251
Mining and quarrying		9,369		12,113
Manufacturing		96,626		91,389
Electricity, gas, steam and air conditioning supply		13,659		11,527
Water supply, sewerage, waste management and remediation activities		1,565		1,670
Construction		9,880		11,165
Wholesale and retail trade, repair of motor vehicles and motorcycles		40,938		41,938
Transport and storage		13,557		14,308
Accommodation and food service activities		4,863		4,254
Information and communication		25,244		26,810
Financial and insurance activities		315,247		312,035
Real estate activities		55,371		43,903
Professional, scientific and technical activities		14,009		13,275
Administrative and support service activities		12,203		14,599
Public administration and defense, compulsory social security		110,992		108,165
Education		1,032		1,275
Human health services and social work activities		7,044		6,381
Arts, entertainment and recreation		2,423		2,273
Other service activities		13,871		11,371
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		227,071		218,735
Activities of extraterritorial organizations and bodies		6,665		790
Total		983,222		949,227
Loans [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		676	[1]	640	[2]
Mining and quarrying		2,537	[1]	2,995	[2]
Manufacturing		28,412	[1]	28,342	[2]
Electricity, gas, steam and air conditioning supply		4,115	[1]	3,210	[2]
Water supply, sewerage, waste management and remediation activities		833	[1]	867	[2]
Construction		3,810	[1]	3,902	[2]
Wholesale and retail trade, repair of motor vehicles and motorcycles		20,990	[1]	20,293	[2]
Transport and storage		4,872	[1]	5,774	[2]
Accommodation and food service activities		2,565	[1]	2,026	[2]
Information and communication		5,783	[1]	4,372	[2]
Financial and insurance activities		90,962	[1]	77,628	[2]
Real estate activities		41,670	[1]	33,432	[2]
Professional, scientific and technical activities		7,307	[1]	6,590	[2]
Administrative and support service activities		6,833	[1]	7,381	[2]
Public administration and defense, compulsory social security		6,437	[1]	8,917	[2]
Education		327	[1]	698	[2]
Human health services and social work activities		3,503	[1]	3,483	[2]
Arts, entertainment and recreation		843	[1]	859	[2]
Other service activities		4,677	[1]	4,720	[2]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		196,680	[1]	188,407	[2]
Activities of extraterritorial organizations and bodies		3	[1]	1	[2]
Total		433,834		404,537
Loans [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0		15
Mining and quarrying		274		563
Manufacturing		418		786
Electricity, gas, steam and air conditioning supply		401		284
Water supply, sewerage, waste management and remediation activities		10		28
Construction		259		495
Wholesale and retail trade, repair of motor vehicles and motorcycles		624		488
Transport and storage		534		647
Accommodation and food service activities		40		40
Information and communication		434		505
Financial and insurance activities		4,015		3,530
Real estate activities		3,236		1,538
Professional, scientific and technical activities		91		239
Administrative and support service activities		102		338
Public administration and defense, compulsory social security		1,071		1,160
Education		0		1
Human health services and social work activities		63		104
Arts, entertainment and recreation		24		71
Other service activities		707		520
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		45		85
Activities of extraterritorial organizations and bodies		0		25
Total		12,346		11,462
Loans [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0		0
Mining and quarrying		135		0
Manufacturing		84		7
Electricity, gas, steam and air conditioning supply		60		57
Water supply, sewerage, waste management and remediation activities		0		0
Construction		27		0
Wholesale and retail trade, repair of motor vehicles and motorcycles		97		215
Transport and storage		54		48
Accommodation and food service activities		0		0
Information and communication		1		29
Financial and insurance activities		2,521		11,845
Real estate activities		49		88
Professional, scientific and technical activities		0		0
Administrative and support service activities		106		169
Public administration and defense, compulsory social security		15		203
Education		0		0
Human health services and social work activities		2		0
Arts, entertainment and recreation		0		0
Other service activities		24		77
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		5		2
Activities of extraterritorial organizations and bodies		0		0
Total		3,181		12,741
Loans [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0	[3]	0	[4]
Mining and quarrying		80	[3]	141	[4]
Manufacturing		1,285	[3]	1,831	[4]
Electricity, gas, steam and air conditioning supply		0	[3]	3	[4]
Water supply, sewerage, waste management and remediation activities		0	[3]	0	[4]
Construction		14	[3]	25	[4]
Wholesale and retail trade, repair of motor vehicles and motorcycles		858	[3]	875	[4]
Transport and storage		150	[3]	79	[4]
Accommodation and food service activities		29	[3]	28	[4]
Information and communication		358	[3]	374	[4]
Financial and insurance activities		936	[3]	882	[4]
Real estate activities		198	[3]	95	[4]
Professional, scientific and technical activities		32	[3]	190	[4]
Administrative and support service activities		22	[3]	34	[4]
Public administration and defense, compulsory social security		489	[3]	472	[4]
Education		0	[3]	0	[4]
Human health services and social work activities		63	[3]	31	[4]
Arts, entertainment and recreation		0	[3]	21	[4]
Other service activities		358	[3]	10	[4]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		2	[3]	0	[4]
Activities of extraterritorial organizations and bodies		0	[3]	0	[4]
Total		4,874		5,092
Off-balance sheet [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		874	[5]	541	[6]
Mining and quarrying		4,606	[5]	6,094	[6]
Manufacturing		51,627	[5]	45,296	[6]
Electricity, gas, steam and air conditioning supply		5,774	[5]	4,908	[6]
Water supply, sewerage, waste management and remediation activities		486	[5]	399	[6]
Construction		2,876	[5]	3,638	[6]
Wholesale and retail trade, repair of motor vehicles and motorcycles		12,669	[5]	14,380	[6]
Transport and storage		5,066	[5]	5,059	[6]
Accommodation and food service activities		1,935	[5]	1,761	[6]
Information and communication		14,460	[5]	17,277	[6]
Financial and insurance activities		57,295	[5]	62,739	[6]
Real estate activities		5,600	[5]	5,375	[6]
Professional, scientific and technical activities		4,429	[5]	4,172	[6]
Administrative and support service activities		4,070	[5]	4,835	[6]
Public administration and defense, compulsory social security		2,650	[5]	978	[6]
Education		95	[5]	76	[6]
Human health services and social work activities		2,476	[5]	1,862	[6]
Arts, entertainment and recreation		1,309	[5]	873	[6]
Other service activities		3,428	[5]	2,406	[6]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		29,713	[5]	29,372	[6]
Activities of extraterritorial organizations and bodies		3	[5]	7	[6]
Total		211,440		212,049
Off-balance sheet [Member] | Contingent liabilities [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		39		40
Mining and quarrying		1,223		1,505
Manufacturing		12,180		11,985
Electricity, gas, steam and air conditioning supply		1,630		1,563
Water supply, sewerage, waste management and remediation activities		136		155
Construction		2,174		2,089
Wholesale and retail trade, repair of motor vehicles and motorcycles		5,087		5,058
Transport and storage		996		920
Accommodation and food service activities		191		195
Information and communication		2,640		2,061
Financial and insurance activities		19,036		22,191
Real estate activities		306		221
Professional, scientific and technical activities		1,890		1,708
Administrative and support service activities		373		451
Public administration and defense, compulsory social security		109		48
Education		18		18
Human health services and social work activities		124		124
Arts, entertainment and recreation		44		38
Other service activities		733		708
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		301		522
Activities of extraterritorial organizations and bodies		4		6
Total		49,232		51,605
OTC derivatives [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[7]	1		5
Mining and quarrying	[7]	22		210
Manufacturing	[7]	1,169		1,378
Electricity, gas, steam and air conditioning supply	[7]	589		452
Water supply, sewerage, waste management and remediation activities	[7]	68		181
Construction	[7]	364		338
Wholesale and retail trade, repair of motor vehicles and motorcycles	[7]	306		317
Transport and storage	[7]	1,213		1,017
Accommodation and food service activities	[7]	49		158
Information and communication	[7]	919		793
Financial and insurance activities	[7]	17,286		17,415
Real estate activities	[7]	1,516		1,084
Professional, scientific and technical activities	[7]	48		47
Administrative and support service activities	[7]	502		628
Public administration and defense, compulsory social security	[7]	2,586		2,088
Education	[7]	397		362
Human health services and social work activities	[7]	352		239
Arts, entertainment and recreation	[7]	23		13
Other service activities	[7]	130		157
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[7]	324		347
Activities of extraterritorial organizations and bodies	[7]	176		188
Total		28,039		27,417
Debt securities [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0	[8]	0	[9]
Mining and quarrying		115	[8]	119	[9]
Manufacturing		371	[8]	472	[9]
Electricity, gas, steam and air conditioning supply		420	[8]	374	[9]
Water supply, sewerage, waste management and remediation activities		5	[8]	5	[9]
Construction		26	[8]	35	[9]
Wholesale and retail trade, repair of motor vehicles and motorcycles		68	[8]	87	[9]
Transport and storage		194	[8]	100	[9]
Accommodation and food service activities		21	[8]	21	[9]
Information and communication		126	[8]	168	[9]
Financial and insurance activities		7,915	[8]	2,771	[9]
Real estate activities		387	[8]	84	[9]
Professional, scientific and technical activities		10	[8]	23	[9]
Administrative and support service activities		59	[8]	38	[9]
Public administration and defense, compulsory social security		12,492	[8]	797	[9]
Education		0	[8]	0	[9]
Human health services and social work activities		0	[8]	0	[9]
Arts, entertainment and recreation		55	[8]	0	[9]
Other service activities		143	[8]	43	[9]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0	[8]	0	[9]
Activities of extraterritorial organizations and bodies		1,893	[8]	62	[9]
Total		24,300	[8]	5,199	[9]
Debt securities [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		4		9
Mining and quarrying		369		481
Manufacturing		1,029		1,245
Electricity, gas, steam and air conditioning supply		668		631
Water supply, sewerage, waste management and remediation activities		27		36
Construction		263		585
Wholesale and retail trade, repair of motor vehicles and motorcycles		226		224
Transport and storage		431		608
Accommodation and food service activities		33		25
Information and communication		478		724
Financial and insurance activities		18,296		18,102
Real estate activities		2,327		1,928
Professional, scientific and technical activities		194		306
Administrative and support service activities		133		160
Public administration and defense, compulsory social security		59,381		63,468
Education		194		121
Human health services and social work activities		461		474
Arts, entertainment and recreation		125		398
Other service activities		3,421		2,691
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0		0
Activities of extraterritorial organizations and bodies		1,772		448
Total		89,835		92,664
Debt securities [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0	[10]	0	[11]
Mining and quarrying		7	[10]	5	[11]
Manufacturing		51	[10]	47	[11]
Electricity, gas, steam and air conditioning supply		1	[10]	45	[11]
Water supply, sewerage, waste management and remediation activities		0	[10]	0	[11]
Construction		68	[10]	59	[11]
Wholesale and retail trade, repair of motor vehicles and motorcycles		15	[10]	1	[11]
Transport and storage		47	[10]	55	[11]
Accommodation and food service activities		0	[10]	0	[11]
Information and communication		36	[10]	505	[11]
Financial and insurance activities		11,118	[10]	16,219	[11]
Real estate activities		81	[10]	23	[11]
Professional, scientific and technical activities		10	[10]	0	[11]
Administrative and support service activities		3	[10]	0	[11]
Public administration and defense, compulsory social security		24,814	[10]	27,892	[11]
Education		0	[10]	0	[11]
Human health services and social work activities		0	[10]	63	[11]
Arts, entertainment and recreation		0	[10]	0	[11]
Other service activities		246	[10]	26	[11]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0	[10]	0	[11]
Activities of extraterritorial organizations and bodies		2,718	[10]	54	[11]
Total		39,214	[10]	44,993	[11]
Repo and repo-style transactions [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[12]	0	[13]	0	[14]
Mining and quarrying	[12]	0	[13]	0	[14]
Manufacturing	[12]	0	[13]	0	[14]
Electricity, gas, steam and air conditioning supply	[12]	0	[13]	0	[14]
Water supply, sewerage, waste management and remediation activities	[12]	0	[13]	0	[14]
Construction	[12]	0	[13]	0	[14]
Wholesale and retail trade, repair of motor vehicles and motorcycles	[12]	0	[13]	0	[14]
Transport and storage	[12]	0	[13]	0	[14]
Accommodation and food service activities	[12]	0	[13]	0	[14]
Information and communication	[12]	0	[13]	0	[14]
Financial and insurance activities	[12]	14,228	[13]	10,668	[14]
Real estate activities	[12]	0	[13]	6	[14]
Professional, scientific and technical activities	[12]	0	[13]	0	[14]
Administrative and support service activities	[12]	0	[13]	434	[14]
Public administration and defense, compulsory social security	[12]	0	[13]	510	[14]
Education	[12]	0	[13]	0	[14]
Human health services and social work activities	[12]	0	[13]	0	[14]
Arts, entertainment and recreation	[12]	0	[13]	0	[14]
Other service activities	[12]	0	[13]	0	[14]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[12]	0	[13]	0	[14]
Activities of extraterritorial organizations and bodies	[12]	0	[13]	0	[14]
Total	[12]	14,228	[13]	11,618	[14]
Repo and repo-style transactions [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[12]	0		0
Mining and quarrying	[12]	0		0
Manufacturing	[12]	0		0
Electricity, gas, steam and air conditioning supply	[12]	0		0
Water supply, sewerage, waste management and remediation activities	[12]	0		0
Construction	[12]	0		0
Wholesale and retail trade, repair of motor vehicles and motorcycles	[12]	0		0
Transport and storage	[12]	0		0
Accommodation and food service activities	[12]	0		0
Information and communication	[12]	9		0
Financial and insurance activities	[12]	70,224		66,949
Real estate activities	[12]	0		28
Professional, scientific and technical activities	[12]	0		0
Administrative and support service activities	[12]	0		131
Public administration and defense, compulsory social security	[12]	948		1,631
Education	[12]	0		0
Human health services and social work activities	[12]	0		0
Arts, entertainment and recreation	[12]	0		0
Other service activities	[12]	5		13
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[12]	0		0
Activities of extraterritorial organizations and bodies	[12]	96		0
Total	[12]	71,284		68,752
Repo and repo-style transactions [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[12]	0	[15]	0	[16]
Mining and quarrying	[12]	0	[15]	0	[16]
Manufacturing	[12]	0	[15]	0	[16]
Electricity, gas, steam and air conditioning supply	[12]	0	[15]	0	[16]
Water supply, sewerage, waste management and remediation activities	[12]	0	[15]	0	[16]
Construction	[12]	0	[15]	0	[16]
Wholesale and retail trade, repair of motor vehicles and motorcycles	[12]	0	[15]	0	[16]
Transport and storage	[12]	0	[15]	0	[16]
Accommodation and food service activities	[12]	0	[15]	0	[16]
Information and communication	[12]	0	[15]	0	[16]
Financial and insurance activities	[12]	1,415	[15]	1,097	[16]
Real estate activities	[12]	0	[15]	0	[16]
Professional, scientific and technical activities	[12]	0	[15]	0	[16]
Administrative and support service activities	[12]	0	[15]	0	[16]
Public administration and defense, compulsory social security	[12]	0	[15]	0	[16]
Education	[12]	0	[15]	0	[16]
Human health services and social work activities	[12]	0	[15]	0	[16]
Arts, entertainment and recreation	[12]	0	[15]	0	[16]
Other service activities	[12]	0	[15]	0	[16]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[12]	0	[15]	0	[16]
Activities of extraterritorial organizations and bodies	[12]	0	[15]	0	[16]
Total	[12]	€ 1,415	[15]	€ 1,097	[16]

[1]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to EUR9.6billion as of December 31, 2019.
[2]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to EUR9.1billion as of December 31, 2018.
[3]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to EUR22million as of December 31, 2019
[4]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to EUR1million as of December 31, 2018
[5]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to EUR1.4billion as of December 31, 2019.
[6]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to EUR599million as of December 31, 2018.
[7]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[8]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to EUR96million as of December 31, 2019.
[9]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to EUR73million as of December 31, 2018.
[10]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to EUR1.4million as of December 31, 2019.
[11]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to EUR2million as of December 31, 2018.
[12]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.
[13]	Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to EUR0million as of December 31, 2019.
[14]	Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to EUR0million as of December 31, 2018.
[15]	Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to EUR0million as of December 31, 2019.
[16]	Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to EUR0million as of December 31, 2018